Segment Information - Schedule of Segment Revenue and Expenses (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 631,729	$ 1,319,531
Research and development
Research and development	650,591	1,156,860
Other R&D		2,236
General and administrative
General and administrative	624,388	614,074
Patents	44,363	30,167
Depreciation	20,828	20,052
Offering costs	150,526
Rent and facilities	53,483	55,600
Other	35,918	86,204
Interest expense	82,046	48,599
Income taxes	17,939	114,403
Net loss	(743,235)	(614,405)
Salaries and benefits [Member]
Research and development
Research and development	449,344	692,875
General and administrative
General and administrative	105,761	117,883
Consultants and contractors [Member]
Research and development
Research and development	176,935	278,837
General and administrative
General and administrative	213,509	292,234
Stock based compensation [Member]
Research and development
Research and development	24,312	182,912
General and administrative
General and administrative		$ 11,934